Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

The Company does not currently grant awards of stock options, stock appreciation rights, or similar option-like instruments.   Accordingly, the Company has no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the Company.   In the event the Company determines to grant awards of such options, the Board of Directors and the Compensation Committee will evaluate the appropriate steps to take in relation to the foregoing.

Award Timing MNPI Considered [Flag]	true
MNPI Disclosure Timed for Compensation Value [Flag]	false
Award Timing, How MNPI Considered [Text Block]	In the event the Company determines to grant awards of such options, the Board of Directors and the Compensation Committee will evaluate the appropriate steps to take in relation to the foregoing.